Other general administrative expenses	12 Months Ended
Dec. 31, 2018
Other general administrative expenses [Abstract]
Other general administrative expenses

41.       Other general administrative expenses

a) Breakdown

The detail of other general administrative expenses is as follows:

Thousand of reais	2018	2017	2016

Property, fixtures and supplies	1,330,549	1,284,490	1,278,556
Technology and systems	1,786,416	1,364,720	1,246,809
Advertising	621,645	617,563	486,772
Communications	457,323	593,272	488,799
Per diems and travel expenses	127,277	106,956	133,123
Taxes other than income tax	88,977	122,570	84,932
Surveillance and cash courier services	617,129	630,466	622,362
Insurance premiums	29,434	27,289	21,308
Specialized and technical services	2,089,614	1,901,056	1,744,726
Technical reports	359,468	370,546	437,683
Others specialized and technical services	1,730,146	1,530,510	1,307,043
Other administrative expenses (1)	437,767	534,935	435,758
Total	7,586,131	7,183,317	6,543,145

(1) In December 31, 2018, includes mainly Data Processing Expenses in the balance of R$ 67.724 (2017 - 73.664 and 2016 - R $ 61.186), Service Expenses in the balance of R$ 26.852 (2017 - revenue of R$ 87.199 and 2016 - R$ 74.322), Expenses with Benefit Guarantor Fund - FGB R$ 34.996 (2017 - R$ 5.334 and 2016 - R$ 172.699), Interest on Own Capital R$ 38,006 (2017 - R$ 20.826 and 2016 - R$ 305) and Recovery of Charges and Expenses R $ 92.408 (2017 - R$ 89.409 and 2016 - R$ 72.360).

b) Other information

The balance of “Technical reports” includes the fees paid by the consolidated companies to their respective auditors, the detail are as follows:

Millions of Reais	2018	2017	2016

Audit of the annual financial statements of the companies audited by external audit (1)(2) (constant scope of consolidation)	19.9	17.5	9.2

Audit Related	0.5	3.9	0.1
Others	0.1	1.3	0.7
Total	20.5	22.7	10.0

 (1) In 2017, includes R$2.3 million referring to auditing work for the 2016 fiscal year.

The approximate value of taxes according to law 12,741/2012 totaled R$2.9 million (2017 - R$3.7 million and 2016 - R$1.8 million).

Services provided by other audit firms totaled R$1.3 million (2017 - R$13.2 million and 2016 - R$4.9 million).